Goodwill by Segment and Changes in Carrying Amount of Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Goodwill [Line Items]
Beginning Balance	$ 24,664	$ 59,044
Goodwill acquired during the period		12,958
Goodwill measurement period adjustment		297
Goodwill impairment during the period	(27,259)	(27,084)
Goodwill written off related to divested businesses	(7,966)
Currency translation adjustment	256	55
Goodwill of discontinued operations	1,310	20,606
Goodwill including discontinued operation		45,270
Ending Balance	8,991	24,664
Premises
Goodwill [Line Items]
Beginning Balance		21,895
Goodwill impairment during the period	(14,108)	(4)
Goodwill including discontinued operation		21,891
Ending Balance	7,783
Credentials
Goodwill [Line Items]
Beginning Balance		10,866
Goodwill impairment during the period	(942)	(9,787)
Currency translation adjustment	(137)
Goodwill including discontinued operation		1,079
Identity
Goodwill [Line Items]
Beginning Balance		8,947
Goodwill impairment during the period	(523)	(7,236)
Currency translation adjustment	37	(17)
Goodwill including discontinued operation		1,694
Ending Balance	1,208
All Other
Goodwill [Line Items]
Beginning Balance		17,336
Goodwill acquired during the period		12,958
Goodwill measurement period adjustment		297
Goodwill impairment during the period	(11,686)	(10,057)
Goodwill written off related to divested businesses	(7,966)
Currency translation adjustment	356	72
Goodwill of discontinued operations	1,310
Goodwill including discontinued operation		$ 20,606